ANNUAL REPORT
DECEMBER 31, 1997




                           THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES





[Travelers Life & Annuity Logo]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                           THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
     Investments in eligible funds at market value:
         Capital Appreciation Fund, 174,659 shares (cost $7,981,600)............  $ 8,090,183
         Cash Income Trust, 4,975,084 shares (cost $4,975,084)..................    4,975,084
         Travelers Series Fund Inc., 1,333,088 shares (cost $22,795,928)........   23,779,078
         The Travelers Series Trust, 3,357,400 shares (cost $42,202,410)........   42,019,968
         Greenwich Street Series Fund, 826,189 shares (cost $11,912,728)........   11,381,549
                                                                                  ------------

                Total Investments (cost $89,867,750)............................                 $90,245,862

     Receivables:
         Dividends..............................................................                       9,940
         Purchase payments and transfers from other Travelers accounts..........                   1,047,988
     Other assets...............................................................                          76
                                                                                                 ------------

            Total Assets........................................................                  91,303,866
                                                                                                 ------------

LIABILITIES:
     Payable for contract surrenders and transfers to other Travelers accounts..                     581,432
     Accrued liabilities........................................................                       7,031
                                                                                                 ------------

            Total Liabilities...................................................                     588,463
                                                                                                 ------------

NET ASSETS:                                                                                      $90,715,403
                                                                                                 ============


                       See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                           STATEMENT OF OPERATIONS
                               DECEMBER 31, 1997

INVESTMENT INCOME:
     Dividends..............................................................                $2,351,458

EXPENSES:
     Insurance charges......................................................   $  280,589
     Administrative fees....................................................       33,670
                                                                               ----------

         Total expenses.....................................................                   314,259
                                                                                            ----------

            Net investment income...........................................                 2,037,199
                                                                                            ----------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
     Realized gain from investment transactions:
         Proceeds from investments sold.....................................    5,521,881
         Cost of investments sold...........................................    5,338,133
                                                                               ----------

            Net realized gain...............................................                   183,748

     Change in unrealized gain (loss) on investments:
         Unrealized loss at December 31, 1996...............................      (5,676)
         Unrealized gain at December 31, 1997...............................      378,112
                                                                               ----------

            Net change in unrealized gain (loss) for the year...............                   383,788
                                                                                            ----------

                Net realized gain and change in unrealized gain (loss)......                   567,536
                                                                                            -----------

     Net increase in net assets resulting from operations...................                $2,604,735
                                                                                            ==========

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1997 AND
            THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1996


                                                                                     1997           1996
                                                                                     ----           ----
OPERATIONS:
     Net investment income......................................................   $  2,037,199     $  5,103
     Net realized gain from investment transactions.............................        183,748            -
     Net change in unrealized gain (loss) on investments........................        383,788       (5,676)
                                                                                   ------------     --------

         Net increase (decrease) in assets resulting from operations............      2,604,735         (573)
                                                                                   ------------     --------

UNIT TRANSACTIONS:
     Participant purchase payments
         (applicable to 73,159,622 and 206,161 units, respectively).............     84,108,261      209,126
     Participant transfers from other Travelers accounts
         (applicable to 13,871,733 units).......................................     15,376,307            -
     Administrative charges
         (applicable to 1,417 units)............................................         (1,661)           -
     Contract surrenders
         (applicable to 326,138 units)..........................................       (373,590)           -
     Participant transfers to other Travelers accounts
         (applicable to 10,447,164 units).......................................    (11,129,316)           -
     Other payments to participants
         (applicable to 73,556 units)...........................................        (77,886)           -
                                                                                    -----------     --------

            Net increase in net assets resulting from unit transactions.........     87,902,115      209,126
                                                                                    -----------     --------

                Net increase in net assets......................................     90,506,850      208,553

NET ASSETS:
     Beginning of period........................................................        208,553            -
                                                                                     ----------     --------

     End of period..............................................................   $ 90,715,403     $208,553
                                                                                   ============     ========


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund ABD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund ABD II are:
Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, Putnam Diversified Income Portfolio, and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio and Mid Cap Disciplined Equity Fund of The Travelers Series Trust; and Diversified Strategic Income Portfolio and Appreciation Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series Fund). All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc. which is incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $94,996,245 and $5,521,881, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $89,867,750 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $1,299,218. Gross unrealized depreciation for all investments at December 31, 1997 was $921,106.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 1.25% of the average net assets of Fund ABD II on an annual basis.

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund ABD II on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $1,794 of contingent deferred sales charges for the year ended December 31, 1997. No deductions were taken for the period December 16, 1996 (date operations commenced) to December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY


                                                                            DECEMBER 31, 1997
                                                      -------------------------------------------------------------------------

                                                          ACCUMULATION             UNIT                NET
                                                              UNITS                VALUE              ASSETS
                                                              -----                -----              ------

Capital Appreciation Fund.............................       6,344,051         $      1.283     $      8,141,319

Cash Income Trust.....................................       5,369,177                1.033            5,545,186

The Travelers Series Fund Inc.
     Alliance Growth Portfolio........................       8,259,362                1.319           10,896,262
     Putnam Diversified Income Portfolio..............       1,132,608                1.070            1,211,730
     MFS Total Return Portfolio.......................       9,959,634                1.183           11,786,936

The Travelers Series Trust
     Travelers Quality Bond Portfolio.................       3,137,736                1.057            3,318,005
     Lazard International Stock Portfolio.............       5,694,288                1.095            6,235,924
     MFS Emerging Growth Portfolio....................       4,218,974                1.198            5,055,922
     Federated Stock Portfolio........................       3,816,999                1.285            4,904,031
     Federated High Yield Portfolio...................       4,566,993                1.140            5,205,229
     Large Cap Portfolio..............................       4,815,858                1.245            5,996,866
     Equity Income Portfolio..........................       6,719,150                1.339            8,994,737
     Mid Cap Disciplined Equity Fund..................       1,668,733                1.195            1,993,685

Greenwich Street Series Fund
     Diversified Strategic Income Portfolio...........       5,444,154                1.048            5,706,564
     Appreciation Portfolio...........................       5,241,524                1.092            5,723,007
                                                                                                -----------------

Net Contract Owners' Equity.....................................................................$     90,715,403
                                                                                                =================

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                 NO. OF            MARKET
                                                                                   SHARES            VALUE
                                                                                -------------     -------------
     CAPITAL APPRECIATION FUND (9.0%)
            Total (Cost $7,981,600)                                                  174,659      $  8,090,183
                                                                                -------------     -------------

     CASH INCOME TRUST (5.5%)
            Total (Cost $4,975,084)                                                4,975,084         4,975,084
                                                                                -------------     -------------

     TRAVELERS SERIES FUND INC. (26.3%)
         Alliance Growth Portfolio (Cost $10,294,250)                                499,720        10,818,929
         Putnam Diversified Income Portfolio (Cost $1,170,303)                        97,257         1,211,823
         MFS Total Return Portfolio (Cost $11,331,375)                               736,111        11,748,326
                                                                                -------------     -------------
            Total (Cost $22,795,928)                                               1,333,088        23,779,078
                                                                                -------------     -------------

     THE TRAVELERS SERIES TRUST (46.6%)
         Travelers Quality Bond Portfolio (Cost $3,474,498)                          330,060         3,419,422
         Lazard International Stock Portfolio (Cost $6,792,111)                      579,039         6,699,483
         MFS Emerging Growth Portfolio (Cost $4,995,936)                             397,733         4,995,527
         Federated Stock Portfolio (Cost $4,940,535)                                 351,909         4,866,899
         Federated High Yield Portfolio (Cost $5,333,182)                            459,050         5,205,626
         Large Cap Portfolio (Cost $5,824,651)                                       438,291         5,916,932
         Equity Income Portfolio (Cost $8,807,040)                                   641,427         8,922,244
         Mid Cap Disciplined Equity Fund (Cost $2,034,457)                           159,891         1,993,835
                                                                                -------------     -------------
            Total (Cost $42,202,410)                                               3,357,400        42,019,968
                                                                                -------------     -------------

     GREENWICH STREET SERIES FUND (12.6%)
          Diversified Strategic Income Portfolio (Cost $6,051,497)                   522,062         5,685,256
          Appreciation Portfolio (Cost $5,861,231)                                   304,127         5,696,293
                                                                                -------------      ------------
            Total (Cost $11,912,728)                                                 826,189        11,381,549
                                                                                -------------      ------------

TOTAL INVESTMENT OPTIONS (100%)
     (COST $89,867,750)                                                                            $ 90,245,862
                                                                                                   ============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996


                                                                 CAPITAL APPRECIATION FUND      CASH INCOME TRUST
                                                                 -------------------------      -----------------
                                                                    1997            1996        1997          1996
                                                                    ----            ----        ----          ----
INVESTMENT INCOME:
Dividends                                                        $       49        $ 2,151    $   56,170      $ -
                                                                 ----------        -------    ----------      ------

EXPENSES:
Insurance charges                                                    28,465             13        13,682        -
Administrative fees                                                   3,415              2         1,641        -
                                                                 ----------        -------    ----------     ------
      Net investment income (loss)                                  (31,831)         2,136        40,847        -
                                                                 ----------        -------    ----------     ------

REALIZED GAIN AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold                                  264,057           --       3,133,177        -
    Cost of investments sold                                        229,849           --       3,133,177        -
                                                                 ----------        -------    ----------     ------

      Net realized gain                                              34,208           --            --          -
                                                                 ----------        -------    ----------     ------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period                       (2,274)          --            --          -
    Unrealized gain (loss) end of period                            108,583         (2,274)         --          -
                                                                 ----------        -------    ----------     ------

      Net change in unrealized gain (loss) for the period           110,857         (2,274)         --          -
                                                                 ----------        -------    ----------     ------

Net increase (decrease) in net assets
      resulting from operations                                     113,234           (138)       40,847        -
                                                                 ----------        -------    ----------     ------



UNIT TRANSACTIONS:
Participant purchase payments                                     7,461,215         30,910     7,368,061        -
Participant transfers from other Travelers accounts                 780,564           --       3,834,960        -
Administrative charges                                                 (254)          --             (17)       -
Contract surrenders                                                 (24,673)          --         (34,525)       -
Participant transfers to other Travelers accounts                  (219,539)          --      (5,606,057)       -
Other payments to participants                                         --             --         (58,083)       -
                                                                 ----------        -------    ----------     ------

    Net increase in net assets resulting
      from unit transactions                                      7,997,313         30,910     5,504,339        -
                                                                 ----------        -------    ----------     ------

      Net increase in net assets                                  8,110,547         30,772     5,545,186        -



NET ASSETS:
    Beginning of period                                              30,772           --            --          -
                                                                 ----------        -------    ----------     ------

    End of period                                                $8,141,319        $30,772    $5,545,186      $ -
                                                                 ==========        =======    ==========     ======



                                                                  ALLIANCE GROWTH PORTFOLIO
                                                                  -------------------------
                                                                     1997             1996
                                                                     ----             ----
INVESTMENT INCOME:
Dividends                                                         $      --          $   86
                                                                  -----------        ------

EXPENSES:
Insurance charges                                                      31,193             1
Administrative fees                                                     3,746          --
                                                                  -----------        ------
      Net investment income (loss)                                    (34,939)           85
                                                                  -----------        ------

REALIZED GAIN AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold                                    210,160          --
    Cost of investments sold                                          166,527          --
                                                                  -----------        ------

      Net realized gain                                                43,633          --
                                                                  -----------        ------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period                             (2)         --
    Unrealized gain (loss) end of period                              524,679            (2)
                                                                  -----------        ------

      Net change in unrealized gain (loss) for the period             524,681            (2)
                                                                  -----------        ------

Net increase (decrease) in net assets
      resulting from operations                                       533,375            83
                                                                  -----------        ------



UNIT TRANSACTIONS:
Participant purchase payments                                       9,788,986         2,250
Participant transfers from other Travelers accounts                   853,627          --
Administrative charges                                                   (141)         --
Contract surrenders                                                   (34,970)         --
Participant transfers to other Travelers accounts                    (246,948)         --
Other payments to participants                                           --            --
                                                                  -----------        ------

    Net increase in net assets resulting
      from unit transactions                                       10,360,554         2,250
                                                                  -----------        ------

      Net increase in net assets                                   10,893,929         2,333



NET ASSETS:
    Beginning of period                                                 2,333          --
                                                                  -----------        ------

    End of period                                                 $10,896,262        $2,333
                                                                  ===========        ======



          PUTNAM
DIVERSIFIED INCOME PORTFOLIO      MFS TOTAL RETURN PORTFOLIO
     1997         1996                1997           1996
     ----         ----                ----           ----

$          -    $    177        $            -     $    -
-------------   ---------       ---------------    -------


       5,638           2                31,301          -
         677           -                 3,757          -
------------   ---------       ---------------    -------
      (6,315)        175               (35,058)         -
------------   ---------       ---------------    -------




       4,956           -                78,777          -
       4,869           -                73,905          -
-------------   ---------       ---------------    -------

          87           -                 4,872          -
-------------   ---------       ---------------    -------


        (152)          -                     -          -
      41,520        (152)              416,951          -
-------------   ---------       ---------------    -------

      41,672        (152)              416,951          -
-------------   ---------       ---------------    -------


      35,444          23               386,765          -
-------------   ---------       ---------------    -------




   1,088,326       3,300            10,338,758          -
      88,094           -             1,163,196          -
         (71)          -                  (198)         -
      (2,684)          -               (45,021)         -
        (702)          -               (48,649)         -
           -           -                (7,915)         -
-------------   ---------       ---------------    -------


   1,172,963       3,300            11,400,171          -
-------------   ---------       ---------------    -------

   1,208,407       3,323            11,786,936          -




       3,323           -                     -          -
-------------   ---------       ---------------    -------

$  1,211,730    $  3,323        $   11,786,936     $    -
=============   =========       ===============    =======



       TRAVELERS                     LAZARD INTERNATIONAL
 QUALITY BOND PORTFOLIO                  STOCK PORTFOLIO
   1997         1996                1997              1996
   ----         ----                ----              ----

$   138,598    $   2,347        $      50,707        $      -
------------   ----------       --------------       ---------


     12,826            4               26,204               3
      1,539            -                3,144               -
------------   ----------       --------------       ---------
    124,233        2,343               21,359              (3)
------------   ----------       --------------       ---------




    160,989            -            1,043,493               -
    158,517            -            1,003,736               -
------------   ----------       --------------       ---------

      2,472            -               39,757               -
------------   ----------       --------------       ---------


     (2,661)           -                  160               -
    (55,076)      (2,661)             (92,628)            160
------------   ----------       --------------       ---------

    (52,415)      (2,661)             (92,788)            160
------------   ----------       --------------       ---------


     74,290         (318)             (31,672)            157
------------   ----------       --------------       ---------




  3,060,715       95,608            5,996,268           5,700
    571,068            -            4,048,439               -
        (43)           -                 (196)              -
     (6,040)           -              (15,452)              -
   (473,262)           -           (3,767,320)              -
     (4,013)           -                    -               -
------------   ----------       --------------       ---------


  3,148,425       95,608            6,261,739           5,700
------------   ----------       --------------       ---------

  3,222,715       95,290            6,230,067           5,857




     95,290            -                5,857               -
------------   ----------       --------------       ---------

$ 3,318,005    $  95,290        $   6,235,924        $  5,857
============   ==========       ==============       =========


6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                                    MFS EMERGING
                                                                  GROWTH PORTFOLIO             FEDERATED STOCK PORTFOLIO
                                                           ------------------------------   -----------------------------------
                                                                 1997            1996               1997                 1996
                                                                 ----            ----               ----                 ----
INVESTMENT INCOME:
Dividends ...............................................   $    83,370        $    151        $   314,094        $        --
                                                            -----------        --------        -----------        -------------

EXPENSES:
Insurance charges .......................................        17,941              14             16,560                 --
Administrative fees .....................................         2,154               1              1,988                 --
                                                            -----------        --------        -----------        -------------
      Net investment income (loss) ......................        63,275             136            295,546                 --
                                                            -----------        --------        -----------        -------------

REALIZED GAIN AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold ......................       193,453            --               73,527                 --
    Cost of investments sold ............................       174,443            --               62,166                 --
                                                            -----------        --------        -----------        -------------

      Net realized gain .................................        19,010            --               11,361                 --
                                                            -----------        --------        -----------        -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........          (764)           --                 --                   --
    Unrealized gain (loss) end of period ................          (409)           (764)           (73,636)                --
                                                            -----------        --------        -----------        -------------

      Net change in unrealized gain (loss) for the period           355            (764)           (73,636)                --
                                                            -----------        --------        -----------        -------------

Net increase (decrease) in net assets
      resulting from operations .........................        82,640            (628)           233,271                 --
                                                            -----------        --------        -----------        -------------



UNIT TRANSACTIONS:
Participant purchase payments ...........................     4,540,338          32,647          4,420,238                 --
Participant transfers from other Travelers accounts .....       553,724            --              344,776                 --
Administrative charges ..................................          (111)           --                  (51)                --
Contract surrenders .....................................        (7,543)           --              (26,282)                --
Participant transfers to other Travelers accounts .......      (145,145)           --              (67,921)                --
Other payments to participants ..........................          --              --                 --                   --
                                                            -----------        --------        -----------        -------------

    Net increase in net assets resulting
      from unit transactions ............................     4,941,263          32,647          4,670,760                 --
                                                            -----------        --------        -----------        -------------

      Net increase in net assets ........................     5,023,903          32,019          4,904,031                 --



NET ASSETS:
    Beginning of period .................................        32,019            --                 --                   --
                                                            -----------        --------        -----------        -------------

    End of period .......................................   $ 5,055,922        $ 32,019        $ 4,904,031        $        --
                                                            ===========        ========        ===========        =============



                                                            FEDERATED HIGH YIELD PORTFOLIO
                                                            ------------------------------
                                                               1997                 1996
                                                               ----                 ----

INVESTMENT INCOME:
Dividends ...............................................  $   284,031        $        --
                                                           -----------        -------------

EXPENSES:
Insurance charges .......................................       14,757                 --
Administrative fees .....................................        1,769                 --
                                                           -----------        -------------
      Net investment income (loss) ......................      267,505                 --
                                                           -----------        -------------

REALIZED GAIN AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold ......................       44,238                 --
    Cost of investments sold ............................       40,363                 --
                                                           -----------        -------------

      Net realized gain .................................        3,875                 --
                                                           -----------        -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........         --                   --
    Unrealized gain (loss) end of period ................     (127,556)                --
                                                           -----------        -------------

      Net change in unrealized gain (loss) for the period     (127,556)                --
                                                           -----------        -------------

Net increase (decrease) in net assets
      resulting from operations .........................      143,824                 --
                                                           -----------        -------------



UNIT TRANSACTIONS:
Participant purchase payments ...........................    4,721,314                 --
Participant transfers from other Travelers accounts .....      543,294                 --
Administrative charges ..................................         (116)                --
Contract surrenders .....................................      (17,687)                --
Participant transfers to other Travelers accounts .......     (181,429)                --
Other payments to participants ..........................       (3,971)                --
                                                           -----------        -------------

    Net increase in net assets resulting
      from unit transactions ............................    5,061,405                 --
                                                           -----------        -------------

      Net increase in net assets ........................    5,205,229                 --



NET ASSETS:
    Beginning of period .................................         --                   --
                                                           -----------        -------------

    End of period .......................................  $ 5,205,229        $        --
                                                           ===========        =============

                                                                   MID CAP                                 DIVERSIFIED
     LARGE CAP PORTFOLIO       EQUITY INCOME PORTFOLIO      DISCIPLINED EQUITY FUND                STRATEGIC INCOME PORTFOLIO
     -------------------      -------------------------   -------------------------                ---------------------------
     1997           1996          1997         1996           1997                1996                1997                1996
     ----           ----          ----         ----           ----                ----                ----                ----
$   101,749        $   28     $   389,670     $    222    $   137,538        $           --       $   439,628        $           --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------


     18,299             4          29,011           13          5,399                    --            11,064                    --
      2,194            --           3,480            2            648                    --             1,327                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------
     81,256            24         357,179          207        131,491                    --           427,237                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------




     98,160            --          26,960           --         24,428                    --            20,045                    --
     88,795            --          24,206           --         20,833                    --            19,105                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------

      9,365            --           2,754           --          3,595                    --               940                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------


        155            --            (138)          --             --                    --                --                    --
     92,281           155         115,204         (138)       (40,622)                   --          (366,241)                   --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------

     92,126           155         115,342         (138)       (40,622)                   --          (366,241)                   --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------


    182,747           179         475,275           69         94,464                    --            61,936                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------




  5,388,734         7,800       7,881,660       30,911      1,510,278                    --         5,145,299                    --
    676,048            --         721,854           --        421,291                    --           558,757                    --
       (129)           --            (290)          --            (10)                   --               (10)                   --
    (15,178)           --         (35,717)          --         (7,241)                   --           (48,830)                   --
   (243,335)           --         (75,121)          --        (25,097)                   --           (10,588)                   --
         --            --          (3,904)          --             --                    --                --                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------


  5,806,140         7,800       8,488,482       30,911      1,899,221                    --         5,644,628                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------

  5,988,887         7,979       8,963,757       30,980      1,993,685                    --         5,706,564                    --




      7,979            --          30,980           --             --                    --                --                    --
-----------        ------     -----------     --------    -----------        --------------       -----------        --------------

$ 5,996,866        $7,979     $ 8,994,737     $ 30,980    $ 1,993,685        $           --       $ 5,706,564        $           --
===========        ======     ===========     ========    ===========        ==============       ===========        ==============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)

                                                                     APPRECIATION PORTFOLIO                    COMBINED
                                                                 ------------------------------     -----------------------------
                                                                  1997                 1996             1997             1996
                                                                  ----                 ----             ----             ----
INVESTMENT INCOME:
Dividends ...............................................     $   355,854        $           --     $  2,351,458        $   5,162
                                                              -----------        --------------     ------------        ---------

EXPENSES:
Insurance charges .......................................          18,249                    --          280,589               54
Administrative fees .....................................           2,191                    --           33,670                5
                                                              -----------        --------------     ------------        ---------
      Net investment income (loss) ......................         335,414                    --        2,037,199            5,103
                                                              -----------        --------------     ------------        ---------

REALIZED GAIN AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold ......................         145,461                    --        5,521,881               --
    Cost of investments sold ............................         137,642                    --        5,338,133               --
                                                              -----------        --------------     ------------        ---------

      Net realized gain .................................           7,819                    --          183,748               --
                                                              -----------        --------------     ------------        ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........              --                    --           (5,676)              --
    Unrealized gain (loss) end of period ................        (164,938)                   --          378,112           (5,676)
                                                              -----------        --------------     ------------        ---------

      Net change in unrealized gain (loss) for the period        (164,938)                   --          383,788           (5,676)
                                                              -----------        --------------     ------------        ---------

Net increase (decrease) in net assets
      resulting from operations .........................         178,295                    --        2,604,735             (573)
                                                              -----------        --------------     ------------        ---------



UNIT TRANSACTIONS:
Participant purchase payments ...........................       5,398,071                    --       84,108,261          209,126
Participant transfers from other Travelers accounts .....         216,615                    --       15,376,307               --
Administrative charges ..................................             (24)                   --           (1,661)              --
Contract surrenders .....................................         (51,747)                   --         (373,590)              --
Participant transfers to other Travelers accounts .......         (18,203)                   --      (11,129,316)              --
Other payments to participants ..........................              --                    --          (77,886)              --
                                                              -----------        --------------     ------------        ---------

    Net increase in net assets resulting
      from unit transactions ............................       5,544,712                    --       87,902,115          209,126
                                                              -----------        --------------     ------------        ---------

      Net increase in net assets ........................       5,723,007                    --       90,506,850          208,553



NET ASSETS:
    Beginning of period .................................              --                    --          208,553               --
                                                              -----------        --------------     ------------        ---------

    End of period .......................................     $ 5,723,007        $           --     $ 90,715,403        $ 208,553
                                                              ===========        ==============     ============        =========

7. SCHEDULE OF ACCUMULATION UNITS FOR FUND ABD II
   FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                                    CAPITAL APPRECIATION FUND        CASH INCOME TRUST     ALLIANCE GROWTH PORTFOLIO
                                                    -------------------------   -------------------------  -------------------------
                                                        1997           1996        1997            1996         1997         1996
                                                        ----           ----        ----            ----         ----         ----
Accumulation units beginning of period .....           29,824            --             --          --          2,250           --
Accumulation units purchased and
   transferred from other Travelers accounts        6,511,656        29,824     10,919,884          --      8,477,800        2,250
Accumulation units redeemed and
   transferred to other Travelers accounts .         (197,429)           --     (5,550,707)         --       (220,688)          --
                                                   ----------        ------    -----------        ----     ----------        -----
Accumulation units end of period ...........        6,344,051        29,824      5,369,177          --      8,259,362        2,250
                                                   ==========        ======    ===========        ====     ==========        =====


                                                             PUTNAM                                                   TRAVELERS
                                                   DIVERSIFIED INCOME PORTFOLIO MFS TOTAL RETURN PORTFOLIO    QUALITY BOND PORTFOLIO
                                                   ---------------------------- --------------------------    ----------------------
                                                        1997         1996             1997        1996          1997           1996
                                                        ----         ----             ----        ----          ----           ----
Accumulation units beginning of period .....            3,300           --                --        --          95,203            --
Accumulation units purchased and
   transferred from other Travelers accounts        1,132,613        3,300        10,047,483        --       3,506,875        95,203
Accumulation units redeemed and
   transferred to other Travelers accounts .           (3,305)          --           (87,849)       --        (464,342)           --
                                                   ----------        -----       -----------        --      ----------        ------
Accumulation units end of period ...........        1,132,608        3,300         9,959,634        --       3,137,736        95,203
                                                   ==========        =====       ===========        ==      ==========        ======


                                                   LAZARD INTERNATIONAL          MFS EMERGING
                                                     STOCK PORTFOLIO            GROWTH PORTFOLIO      FEDERATED STOCK PORTFOLIO
                                                  ---------------------     ----------------------    -------------------------
                                                     1997        1996           1997        1996          1997        1996
                                                     ----        ----           ----        ----          ----        ----
Accumulation units beginning of period .....          5,702         --         31,886          --             --        --
Accumulation units purchased and
   transferred from other Travelers accounts      9,158,729      5,702      4,324,494      31,886      3,893,039        --
Accumulation units redeemed and
   transferred to other Travelers accounts .     (3,470,143)        --       (137,406)         --        (76,040)       --
                                                 ----------      -----     ----------      ------     ----------      ----
Accumulation units end of period ...........      5,694,288      5,702      4,218,974      31,886      3,816,999        --
                                                 ==========      =====     ==========      ======     ==========      ====

7. SCHEDULE OF ACCUMULATION UNITS FOR FUND ABD II
   FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD DECEMBER 16, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                              FEDERATED HIGH YIELD PORTFOLIO    LARGE CAP PORTFOLIO      EQUITY INCOME PORTFOLIO
                                              ------------------------------    -------------------      -----------------------
                                                    1997        1996              1997       1996           1997        1996
                                                    ----        ----              ----       ----           ----        ----

Accumulation units beginning of period .....             --        --              7,800         --         30,196          --
Accumulation units purchased and
   transferred from other Travelers accounts      4,749,195        --          5,023,099      7,800      6,782,186      30,196
Accumulation units redeemed and
   transferred to other Travelers accounts .       (182,202)       --           (215,041)        --        (93,232)         --
                                                 ----------      ----         ----------      -----     ----------      ------
Accumulation units end of period ...........      4,566,993        --          4,815,858      7,800      6,719,150      30,196
                                                 ==========      ====         ==========      =====     ==========      ======


                                                          MID CAP                 DIVERSIFIED
                                                   DISCIPLINED EQUITY FUND    STRATEGIC INCOME PORTFOLIO   APPRECIATION PORTFOLIO
                                                   -----------------------    --------------------------   ----------------------
                                                   1997        1996              1997        1996             1997       1996
                                                   ----        ----              ----        ----             ----       ----

Accumulation units beginning of period .....             --        --                 --        --                 --        --
Accumulation units purchased and
   transferred from other Travelers accounts      1,696,027        --          5,501,153        --          5,307,122        --
Accumulation units redeemed and
   transferred to other Travelers accounts .        (27,294)       --            (56,999)       --            (65,598)       --
                                                 ----------      ----         ----------      ----         ----------      ----
Accumulation units end of period ...........      1,668,733        --          5,444,154        --          5,241,524        --
                                                 ==========      ====         ==========      ====         ==========      ====


                                                            COMBINED
                                                    -------------------------
                                                       1997             1996

Accumulation units beginning of period .....           206,161             --
Accumulation units purchased and
   transferred from other Travelers accounts        87,031,355        206,161
Accumulation units redeemed and
   transferred to other Travelers accounts .       (10,848,275)            --
                                                   -----------        -------
Accumulation units end of period ...........        76,389,241        206,161
                                                   ===========        =======

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
     The Travelers Fund ABD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD II for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1997 and the period December 16, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD II for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1997 and the period December 16, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut


This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD II for Variable Annuities or Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




FNDABDII (Annual) (12-97) Printed in U.S.A.